FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Schedule of assets and liabilities that are measured at fair value on a recurring basis

		March 31,	December 31,
	Level	2021	2020
Assets:
Cash and marketable securities held in Trust Account	1	$215,289,800	$215,275,732

Liabilities:
Warrant Liability – Public Warrants	1	$10,906,000	$15,282,750
Warrant Liability – Private Placement Warrants	3	$6,895,734	$9,663,101

		December 31,
	Level	2020
Assets:
Cash and marketable securities held in Trust Account	1	$215,275,732

Liabilities:
Warrant Liabilities – Public Warrants	1	$15,282,749
Warrant Liabilities – Private Placement Warrants	3	$9,663,101

Schedule of key inputs

October 27,
2020
(Initial
Input	Measurement)
Risk-free interest rate	0.34%
Trading days per year	252
Expected volatility	27.0%
Exercise price	$11.50
Stock Price	$10.00

Schedule of changes in the fair value of warrant liabilities

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$9,663,101	$15,282,750	$24,945,850

Change in valuation inputs or other assumptions	(2,767,367)	(4,376,750)	(7,144,117)
Fair value as of March 31, 2021	$6,895,734	$10,906,000	$17,801,733

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of October 27, 2020	$—	$—	$—
Initial measurement on October 27, 2020 (IPO)	6,933,333	10,666,667	17,600,000
Measurement on November 9, 2020 (Over-Allotment)	325,334	813,333	1,138,667
Change in valuation inputs or other assumptions	2,404,434	3,802,749	6,207,183
Fair value as of December 31, 2020	$9,663,101	$15,282,749	$24,945,850